Stockholders' Equity Disclosure	12 Months Ended
Dec. 31, 2014
Notes
Stockholders' Equity Disclosure

NOTE 11 - STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 300,000,000 shares of common stock, par value $0.001.

During the year ended December 31, 2013, the Company issued 550,000 shares of its common stock previously authorized for services rendered and unissued at December 31, 2012.  In addition, on October 7, 2013, the Company issued an additional 750,000 shares of common stock to Ashton Craig Page, the former director and Chief Operating Officer of MeNetwork and a current director of the Company, pursuant to the terms and conditions of the MeNetwork Agreement.

During the year ended December 31, 2013, the Company authorized the issuance of 6,331,250 shares of its common stock for cash proceeds totaling $3,165,625. As of December 31, 2013, 466,250 shares were unissued.

During the year ended December 31, 2013, the Company issued a total of 840,000 shares of common stock pursuant to a two year consulting agreement. The estimated fair value of the shares totaled $420,000 and the entire amount has been expensed to consulting fees. The agreement has been renewed for a subsequent year and the remaining compensation in the form of common stock will be issued in the upcoming year.

During the year ended December 31, 2013, the Company issued 898,952 shares of its common stock as payment for previously accrued legal fees. The estimated fair value of the shares totaled $449,476 and has been recorded as a reduction to accounts payable.

On March 20, 2013, the Company authorized the issuance of 3,500,000 shares with an estimated fair value of $3,132,500 in connection with an asset acquisition. The Company agrees to issue 750,000 of such shares upon the satisfaction of certain conditions. (See Note 13).  As of December 31, 2013, the 750,000 shares were issued.

On November 27, 2013, the Company issued 1,424,075 shares from previously unissued shares with an estimated fair value of $712,038 toward settlement of litigation concerning Spindle Mobile.  In exchange for the shares, notes receivable in the aggregate amount of $288,040 and a note payable of $221,287 (including accrued interest) that were related to the parties were extinguished and a release from claims was executed between the parties.

During the year ended December 31, 2013, the Company authorized the issuance of 121,000 shares of common stock to the chief executive officer as compensation for services.

On January 3, 2014, the Company authorized the issuance of 1,642,000 shares with an estimated fair value of $3,004,861 in connection with an asset acquisition. The Company issued 1,445,000 shares at closing (see Note 13). As of December 31, 2014, 197,052 shares remain in escrow.

During the year ended December 31, 2014, the Company authorized the issuance of 3,890,000 shares of its common stock for cash proceeds totaling $1,945,000. As of December 31, 2014, 2,890,000 of these shares were issued and 100,000 of these shares were unissued.

During the year ended December 31, 2014, the Company issued a total of 1,253,353 shares of common stock to various individuals and companies for services valued at $2,108,945. Of the total fair value, $24,750 has been recorded as a reduction to accounts payable, $37,042 is recorded as a prepaid expense and $2,047,153 was recognized as additional paid-in-capital and consulting expense for the excess of the fair value.  As of December 31, 2014, 7,853 of these shares were unissued. Additionally, the Company also canceled 50,000 shares previously issued for consulting services in 2012 for services valued at $4,000.

During the year ended December 31, 2014, the Company issued 602,958 shares of its common stock as payment for previously accrued legal fees. The estimated fair value of these shares totaled $816,524. Of the total fair value, $305,704 has been recorded as a reduction to accounts payable and $510,820 was recognized as additional paid-in-capital and professional fees expense for the excess of the fair value.

During the year ended December 31, 2014, the Company authorized the issuance of 338,000 shares of common stock valued at $680,700 to the Chief Executive Officer as compensation for services and bonus.

During the year ended December 31, 2014, the Company authorized the issuance of 20,000 shares of common stock valued at $29,000 to the former Chief Financial Officer as compensation for services.

During the year ended December 31, 2014, the Company authorized the issuance of 155,000 shares of common stock valued at $153,550 to various employees as compensation for services and bonus.